UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	CNY (¥)	USD ($)	Series A Convertible Redeemable Preferred Shares CNY (¥)	Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Outstanding Ordinary Shares CNY (¥) shares	Additional Paid-In Capital CNY (¥)	Treasury Stocks CNY (¥) shares	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Series A Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Non-controlling Interests CNY (¥)
Beginning balance at Dec. 31, 2017	¥ (108,560,011)							¥ 15,723	¥ 8,856,316		¥ 24,651	¥ (117,456,701)
Beginning balance, shares at Dec. 31, 2017 | shares								24,062,500		10,000,000
Distribution to the founder (Note 16)									6,837,374			(6,837,374)
Share-based compensation expense	185,383,475								185,383,475
Accretion to convertible redeemable preferred shares redemption value	(58,963,543)		¥ (10,643,883)	¥ (3,274,935)	¥ (21,349,500)	¥ (18,092,345)	¥ (5,602,880)						¥ (10,643,883)	¥ (3,274,935)	¥ (21,349,500)	¥ (18,092,345)	¥ (5,602,880)
Deemed dividend to preferred shareholders									1,916,871			(1,916,871)
Exercise of share options	317							¥ 317
Exercise of share options, shares | shares								500,000		(500,000)
Net loss	(514,435,513)											(514,435,513)
Foreign currency translation	(12,562,130)										(12,562,130)
Ending balance at Jun. 30, 2018	(509,137,405)							¥ 16,040	202,994,036		(12,537,479)	(699,610,002)
Ending balance, shares at Jun. 30, 2018 | shares								24,562,500		9,500,000
Beginning balance at Dec. 31, 2018	1,511,232,780							¥ 41,547	3,684,130,058		(16,428,875)	(2,153,235,425)						¥ (3,274,525)
Beginning balance, shares at Dec. 31, 2018 | shares								61,771,248		9,500,000
Share-based compensation expense	135,571,831								135,571,831
Accretion to convertible redeemable preferred shares redemption value	(5,293,586)	$ (771,098)
Accretion on Series A convertible redeemable preferred shares of a subsidiary			¥ (5,293,586)										¥ (5,293,586)
Issuance of ordinary shares upon follow-on public offering, net of issuance costs (Note 3),shares | shares								831,967
Issuance of ordinary shares upon follow-on public offering, net of issuance costs (Note 3),value	212,143,573							¥ 558	212,143,015
Repurchase of ordinary shares ,Value	(102,630,674)									¥ (102,630,674)
Repurchase of ordinary shares ,Shares | shares								(828,925)		828,925
Exercise of share options	1,036							¥ 1,036
Exercise of share options, shares | shares								1,539,600		(1,373,500)
Net loss	(1,249,496,112)											(1,249,285,575)						(210,537)
Foreign currency translation	(15,208,167)										(15,208,167)
Ending balance at Jun. 30, 2019	¥ 486,320,681	$ 70,840,594						¥ 43,141	¥ 4,031,844,904	¥ (102,630,674)	¥ (31,637,042)	¥ (3,407,814,586)						¥ (3,485,062)
Ending balance, shares at Jun. 30, 2019 | shares								63,313,890		8,955,425